Significant accounting policies	3 Months Ended
Mar. 31, 2018
Significant accounting policies
Significant accounting policies

3.Significant accounting policies

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those used in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2017 except for the new standards adopted on January 1, 2018, presented in notes 3.1, 3.2 and 3.3.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements at December 31, 2017.

3.1 Financial instruments

3.1.1.Non-derivative financial assets—initial recognition and subsequent measurement

Initial recognition

Non-derivative financial assets, other than trade receivables, are measured at initial recognition at their fair value plus (in the case of a financial asset not at fair value through profit or loss) transaction costs that are directly attributable to the acquisition of the financial asset.

Trade receivables that do not contain a significant financing component are measured at initial recognition at the transaction price.

Classification of financial instruments

Under CPC 48 / IFRS 9 classification and measurement of financial instruments is based on the business model of the Company to manage financial assets and on the contractual cash flow characteristics of the financial assets.

Financial assets are classified in three categories:

(i) measured at amortized cost,
(ii) measured at fair value through other comprehensive income, and
(iii) measured at fair value through profit or loss

Financial assets are classified in the categories above upon initial recognition when the Company is required to assess how the Company manages the asset or group of assets and to determine whether the contractual cash flows are solely payments of principal or interest on the principal amount outstanding.

Business model assessment

The business model assessment requires classification of the asset in one of the business models defined by IFRS 9. The business models reflect how the Company manages the financial asset in order to generate cash flows on the basis of scenarios that the Company reasonably expects to occur. In order to perform the business model assessment the Company has grouped financial assets in portfolios of assets that are managed together.

Management Objective	Measurement
Collect contractual payments over the life of the instrument	Amortized cost
Collecting contractual cash flows and selling financial assets	Fair value through other comprehensive income
Held for trading or measured in a fair value basis	Fair value through profit or loss

Contractual cash flow characteristics assessment

The contractual cash flow characteristic assessment requires to determine whether the contractual cash flows of the assets consists solely of payment of principal or interest on the principal amount outstanding “SPPI”. When the asset cash flows consist solely of SPPI it will be subsequently measured following the result of the business model assessment. However when the asset cash flows do not consists solely of SPPI it will be measured at fair value through profit of loss irrespective of the result of the business model assessment.

Subsequent measurement of the financial assets of the Company

The criteria for subsequent measurement of the financial assets of the Company is presented below:

At amortized cost — Restricted investments, Trade and other receivables other than credit card receivables, receivables from related parties, security deposits and maintenance reserves;

At fair value through other comprehensive income- Credit card receivables; and

At fair value thorough profit of loss- Short-term investments and the TAP Convertible Bonds presented under long-term investments

Method of adoption

The Company has opted not to restate comparative information for periods before January 1, 2018. Financial assets for such comparative periods are recognized and measured following the criteria defined by IAS 39 and presented in Note 3.1 to the annual financial statements for the year ended December 31, 2017.

3.1.2.Non-derivative financial liabilities—initial recognition and subsequent measurement

Initial recognition

Non-derivative financial liabilities are measured at initial recognition at its fair value less transaction costs that are directly attributable to the acquisition of the financial asset.

Subsequent measurement

Non-derivative financial liabilities are subsequently measured at amortized cost unless they are held for trading or when they qualify for and are designated upon initial recognition to be recognized at fair value through profit or loss “fair value option”.

Non-derivative interest-bearing financial liabilities are subsequently measured at amortized cost, using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included as finance expenses in the interim consolidated income statements.

All non-derivative financial liabilities of the Company at the reporting date are measured at amortized cost and consists of loans and financings and accounts payable, except for those designated as hedge item in a fair value hedge

Classification and measurement until December 31, 2017

The Company has opted not to restate comparative information for periods before January 1, 2018. Financial liabilities for such comparative periods are recognized and measured following the criteria defined by IAS 39 and presented in Note 3.1 to the annual financial statements for the year ended December 31, 2017.

3.1.3.Derivative financial instruments and hedge accounting— Initial recognition and subsequent measurement

Under IFRS 9, the Company opted to continue to apply IAS 39 requirements for hedge accounting, rather than adopting IFRS 9 requirements. The Company may opt to adopt IFRS 9 hedge accounting requirements at the beginning of any accounting period, including quarters.

Initial recognition and subsequent measurement

The Company uses derivative financial instruments, such as currency forward contracts options, forward contracts, and interest rate swaps to hedge its foreign currency risks and interest rate risk as well as commodity price risk. Derivative financial instruments are recognized initially at fair value on the date when the derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are presented as financial assets when the instrument’s fair value is positive and as financial liabilities when fair value is negative.

Any gains or losses from changes in the fair value of derivatives during the year are recorded directly in the consolidated income statements for the period, except for the effective portion of cash flow hedges that are recognized directly in other comprehensive loss.

These gains or losses are then recorded in the consolidated income statements when the hedge item affects the consolidated income statements.

Hedge accounting

The following classifications are used for hedge accounting purposes:

•	Fair value hedge when hedging against exposure to changes in fair value of recognized assets or liabilities, or an unrecognized firm commitment.

•

Cash flow hedge when providing protection against changes in cash flows that is attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction which may affect the income or foreign currency risk in an unrecognized firm commitment.

On inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting, as well as the Company’s objective and risk management strategy for undertaking the hedge. The documentation includes identification of the hedge instrument, the item or transaction being hedged, the nature of the risk being hedged, the nature of the risks excluded by the hedge, a prospective statement of the effectiveness of the hedge relationship and how the Company will assess the effectiveness of the changes in the hedging instruments fair value in offsetting the exposure to changes in the fair value of the item being hedged or cash flows attributable to the risk being hedged. It is expected that these hedges are highly effective in offsetting any changes in fair value or cash flows, and they are continually assessed to determine whether they actually have been highly effective over all the reporting periods for which they were designated.

Hedges that meet the criteria for hedge accounting are accounted for as follows:

Fair value hedge

The gain or loss resulting from changes in fair value of a hedge instrument (for derivative hedge instrument) or the foreign exchange component of its carrying amount measured in accordance with IAS 21 (for non-derivative hedge instrument) is recognized in the consolidated income statements. The gain or loss from the hedge item attributable to the hedged risk should adjust the carrying amount of the hedged item and is also recognized in the consolidated income statements.

If the hedged item is derecognized, the unamortized fair value is recognized immediately in the interim consolidated income statements.

When an unrecognized firm sales commitment is designated as a hedged item in a hedge relationship, the change in fair value of the firm sales commitment attributable to the hedge risk is recognized as a financial asset or as a financial liability, with the recognition of a corresponding gain or loss in the consolidated income statements. The accumulated balance in the interim consolidated balance sheets resulting from successive changes in fair value of the firm sales commitment attributable to the hedged risk will be transferred to the balance of the hedged item upon its recognition (recognition of balance of accounts payable or accounts receivable).

The Company holds interest rate swaps to hedge against its exposure to changes in fair value of some of its aircraft financing (Note 15).

Cash flow hedge

The effective portion of a gain or loss from the hedge instrument is recognized directly in other comprehensive loss while any ineffective portion of the hedge is recognized immediately in financial income (expenses).

The amounts recorded in other comprehensive loss are transferred to the interim consolidated income statements in tandem with the hedged transaction impact on profit or loss, for example when a forecasted sale occurs or when the income or expense being hedged is recognized. When the hedged item is the cost of a non-financial asset or non-financial liability, the amounts recorded as other comprehensive loss are transferred to initial carrying amount of the non-financial assets or liability.

If the occurrence of the forecast transaction or firm commitment is no longer likely, the amounts previously recognized in other comprehensive loss are transferred to the interim consolidated income statements. If the hedge instrument expires or is sold, terminated, exercised without replacement or rollover, or if its designation as a hedge is revoked, any cumulative gain or loss previously recognized in comprehensive loss remains deferred in other comprehensive loss until the forecast transaction or firm commitment affects profit or loss.

The Company uses swap contracts to hedge against its exposure to the risk of changes in interest rates related to its finance lease transactions.

Current and non-current classification

Derivative instruments that are not classified as effective hedge instruments are classified as current, non-current or segregated into current or non-current portions based on the underlying contractual cash flows.

•

When the Company expects to maintain a derivative as an economic hedge (and do not apply hedge accounting) for a period exceeding 12 months after the interim consolidated balance sheets date, the derivative is classified as non-current (or segregated into current and non-current portions), consistent with the classification of the underlying item.

•	Embedded derivatives that are not closely related to the host contract are classified in a manner consistent with the cash flows of the host contract.

•

Derivative instruments that are designated as and are effective hedge instruments are classified consistently with the classification of the underlying hedged item. The derivative instrument is segregated into current and non-current portion only if a reliable allocation can be made.

3.1.4.Derecognition of financial assets and financial liabilities

Financial assets

Financial assets, or where appropriate, part of a financial asset or part of a group of similar financial assets, are derecognized when:

•	The rights to receive cash flows from the assets have expired; or

•

The Company has transferred their rights to receive cash flows of the assets and (a) the Company has substantially transferred all the risks and benefits of the assets, or (b) the Company has not transferred or retained substantially all the risks and benefits related to the assets, but has transferred control of the assets.

When the Company has transferred their rights to receive cash flows from assets and has not transferred or retained substantially all the risks and rewards relating to an asset, that asset is recognized to the extent of the continuing involvement of the Company. In this situation, the Company also recognizes an associated liability.

The transferred assets and associated liabilities are measured based on the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee on the assets transferred is measured by the original book value of the assets or the maximum payment that may be required from the Company, whichever is lower

Financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged, cancelled, or expires.

When an existing financial liability is replaced by another from the same lender with substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability, with the difference in the corresponding book values recognized in the consolidated income statements.

3.1.5. Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount reported in the interim consolidated balance sheets if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liability simultaneously.

3.1.6.Impairment of financial assets

The Company recognizes an allowance for losses on financial assets for expected credit losses in line of IFRS 9 requirements.

Trade receivables and contract assets

The Company uses the simplified approach allowed by IFRS 9 to estimate the allowance for losses on trade receivables.

Under the simplified approach the Company estimates expected credit losses over the life of the receivables at the reporting date (which in all cases have a contractual life shorter than 12 months) since they result from transactions with customers and do not have a significant financing component.

In estimating expected credit losses the Company considers credit card receivables as receivables with a low risk of default. Considering that it has a relevant history of no credit risk losses on such receivables and that it does not expect losses during the lifetime of those receivables no allowance has been recognized for those assets.

In order to estimate expected credit losses for other trade receivables and contract assets the Company aggregates such assets in portfolios of receivables which share credit risk characteristics. The Company currently use portfolios to estimate credit losses. For each portfolio the Company measures the historic rate of losses (net of recoveries) on defaulted receivables over a relevant historic period considering that, generally, a receivable has defaulted when is more than 90 days overdue. Such historical default rate for the portfolio is subsequently adjusted to incorporate an estimate of the impact of future economic conditions on past historic rates. The estimate of the impact of future economic conditions is based on the observed correlation of defaults with macroeconomic indicators. The Company periodically reviews the historic period over which defaults are measured and, the relevant macroeconomic indicator to use and how the correlate with the experience of defaults.

Other financial assets

For other financial assets the Company assesses individually for each counterparty whether there has been a significant increase in the credit risk of the asset since initial recognition or not. Such determination is based on information already available to the Company. If and when credit risk ratings of the counterparty are publicly available such information is also taken into consideration.

For financial assets with no significant increase in credit risk an estimate is made of expected credit losses that result from default events on a financial instrument that are possible within the 12 months after the reporting date while for those assets with a significant increase in credit risk the estimate is made of losses that result from default events that are possible over the lifetime of the asset.

An allowance for loss is recognized when the Company estimates that the risk of credit losses over the relevant period is more than de minimis. In measuring the allowance the Company considers at least three scenarios (standard, optimistic and pessimistic) and for each an estimate of cash inflows (including cash inflows from collateral) is made. The resulting estimated cash flows for each scenario is discounted to present value to the reporting date and are probability-weighted based on a judgmental determination of the probability of each scenario.

3.1.7.Fair value of financial instruments

The fair value of financial instruments actively traded in organized financial markets is determined based on prices quoted in the market at close of business at the interim consolidated balance sheets date, not including the deduction of transaction costs.

The fair value of financial instruments for which there is no active market is determined using valuation techniques. These techniques can include use of recent market transactions, references to the current fair value of other similar instruments, analysis of discounted cash flows, or other valuation models.

An analysis of the fair value of financial instruments and more details about how they are calculated is described in Note 15.

3.2. Revenue from contracts with customers

Passenger tickets revenue is recognized upon effective rendering of the transport service. Travel related services revenue is recognized when the related transportation service is provided being classified as passenger revenue. Travel related services include baggage fees, administrative charges, upgrades and other travel related charges.

Tickets and related services sold and not used, corresponding to advanced ticket and related services sales (Air traffic liability) are recorded in current liabilities. Tickets expire in one year.

The Company recognizes revenue for tickets and travel related services sold upon the departure of the related scheduled flight and for tickets and travel related services sold that are expected to expire unused (brakeage). The Company estimates the value of future refunds and exchanges, net of forfeitures for all unused tickets, once the flight date has already passed. These estimates are based on historical data and experience from past events.

The estimated future refunds and exchanges included in the Air traffic liability are compared monthly to actual refunds and exchange activities in order to monitor if the estimated amount of future refunds and exchanges is reasonable.

Revenue is segregated as follows:

	For the three months ended
	March 31, 2018	March 31, 2017 (Pro forma)
Operating revenue
Tickets revenue	1,901.9	1,600.5
Travel related services	209.9	189.4

Total passenger revenue	2,111.8	1,789.9

Other revenue	101.6	88.5

Total revenue	2,213.4	1,878.4

3.2.1. “TudoAzul” Program

Under the “TudoAzul” program customers accrue points based on the amount spent on tickets flown. The amount of points earned depends on TudoAzul membership status, market, flight, day-of-week, advance purchase, booking class and other factors, including promotional campaigns. The Company recognizes revenue on points that are estimated to expire unused. Points in general expire in 2 years after the date earned regardless of activity in the account.

Upon the sale of a ticket, the Company recognizes a portion of the ticket sales as revenue when the transportation service occurs and defers a portion corresponding to the points earned under the TudoAzul Program, in accordance with IFRIC 13, Customer Loyalty Programs in the account “Air Traffic Liabilities”.

The Company determines the estimated selling price of the air transportation and points as if each element is sold on a separate basis. The total consideration from each ticket sale is then allocated to each of these elements individually on a pro rata basis. The estimated selling price of points is determined using an equivalent ticket value (“ETV”) approach which is based on the prior 12 months’ weighted average equivalent ticket value of similar fares as those used to settle award redemptions.

We sell mileage credits to business partners including co-branded credit cards, financial institutions and other businesses. The related revenue is deferred and recognized as passenger revenue when points are redeemed and the related transportation service occurs, based on the weighted average price of the points sold. In instances where points are redeemed for products, revenue is recognized when products are delivered, net of the costs of the products.

Sales of mileage credits to co-branded credit cards are comprised of two components, transportation and marketing. Accordingly, we recognize the marketing component in “other revenue” based on contractual terms.

Points awarded or sold and not used are recorded in “Air traffic liability”. The Company recognizes revenue for points sold and awarded that will never be redeemed by program members. The Company estimates such amounts annually based upon the latest available information regarding redemption and expiration patterns.

3.3. New and amended standards and interpretations

The Company applied for the first time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2018. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The nature and the effect of these changes are disclosed below.

IFRS 9 — Financial instruments

In July 2014, the IASB issued the final version of IFRS 9 - Financial Instruments, which superseded IAS 39 - Financial Instruments: Recognition and Measurement. IFRS 9 is applicable for annual periods beginning on or after January 1, 2018.

Except for hedge accounting, retrospective application is required, but comparative information is not required. The Company adopted the new standard on January 1, 2018.

The Company has opted not to present comparative information showing retroactively the results from the adoption of IFRS 9.

Classification and measurement

The new standard sets out new requirements for the classification and measurement of financial assets and liabilities as detailed in Note 3.1.

The Company classified its financial assets and liabilities in accordance with the business models established in IFRS 9 and evaluated the contractual terms of those instruments not measured at fair value through profit or loss. As result of the new classification and measurement requirements credit card receivables previously measured at amortized cost are measured at fair value through comprehensive income.

The following table presents for financial assets and liabilities at January 1, 2018 the original measurement category under IAS 39 and the current measurement category under IFRS 9.

	Original under IAS 39	Current under IFRS 9
Measurement category
Assets
Short-term investments	Held for trading	Fair value through profit of loss
Restricted investments	Fair value through profit of loss	Amortized cost
Trade and other receivables	Loans and receivables	Amortized cost except for credit card receivables which are measured at fair value through other comprehensive income
Derivative financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting
Non-current related parties	Loans and receivables	Amortized cost
Long-term investments (TAP Convertible Bond)	Hybrid instrument recorded on its entity at fair value through profit or loss	Fair value through profit of loss
Non-current restricted investments	Fair value through profit of loss	Amortized cost
Security deposits and maintenance reserves	Loans and receivables	Amortized cost
Non-current derivative financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting

Liabilities
Loans and financings	Amortized cost	Amortized cost
Accounts payable	Amortized cost	Amortized cost
Derivative financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting
Non-current loans and financings	Amortized cost	Amortized cost
Non-current accounts payable	Amortized cost	Amortized cost
Non-current derivative financial instruments	Held for trading except those under cash flow hedge accounting	Fair value through profit of loss except those under cash flow hedge accounting

All changes result exclusively from the change in measurement criteria on transition to IFRS 9.  No financial asset or liability was designated as measured at fair value through profit or loss under IAS 39 and the Company did not make any such designation upon adoption of IFRS 9.

Impairment

As further detailed in Note 3.1 the new impairment model requires the recognition of allowance for credit losses on assets not measured at fair value through profit or loss based on expected credit losses (ECL) rather than only incurred credit losses as was the case under IAS 39.

The estimate of the expected loss is based on the Company’s historical credit losses, adjusted for management’s expectations about future economic conditions for the relevant period.

The application of the requirements of impairment under IFRS 9 resulted in an increase in the allowance for doubtful accounts of R$0,6 at January 1, 2018 which corresponds on its entirety to trade receivables (other than credit card receivables) measured at amortized cost.

Hedge accounting

As allowed under IFRS 9, the Company opted to continue to apply IAS 39 requirements for hedge accounting, rather than adopting IFRS 9 requirements.

IFRS 15 - Revenue from Contracts with Customers

IFRS 15, issued in May 2014, establishes a new constant five-step model, which will be applied to revenues from customer contracts. Under IFRS 15, revenues are recognized in an amount that reflects the consideration to which an entity expects to be entitled in exchange for the transfer of goods or services to a customer. The new revenue standard replaced all previous revenue recognition requirements under IFRS.

The Company adopted the new standard on the effective date of its entry into force, January 1, 2018, using the modified adoption method.

The new standard requires the reclassification of ancillary revenues, such as baggage fees, administrative charges, upgrades and other travel related charges that were previously classified in other revenue, to passenger revenue. These ancillary fees are directly related to passenger travel and will no longer be considered distinct performance obligations separate from the passenger travel component. In this context, such ancillary revenues, which were previously recognized when sold, are now recognized when transportation is provided.

In addition, the adoption of IFRS 15 slightly increases the rate used to account TudoAzul Program credits. We previously analyzed the market prices of airfares offered to travel agencies with high volumes of transactions to establish the selling price of our mileage credits.

Considering the guidance in the new standard we adopted the Equivalent Ticket Price method as described on 3.2.1 above.

In the tables below, we show the pro forma balances of prior periods to provide comparability of the balances, reflecting the adjustments of the impact of the adoption of IFRS 9 and IFRS 15, if the Company had previously adopted them.

	Three months ended March 31, 2017
	As Previously Reported	Adjustments	Under new standards
Income Statement:
Passenger Revenue	1,600.5	189.4	1,789.9
Other Revenue	273.3	(184.8)	88.5
Other Operating Expenses	(141.0)	(0.5)	(141.5)
Deferred income tax and social contribution	(13.7)	(1.0)	(14.7)
Net Income	55.4	3.1	58.5

	December 31, 2017
	As Previously Reported	Adjustments	Under new standards
Balance Sheet:
Trade and other receivables	914.4	0.6	915.0
Air traffic liability	1.287.4	62.6	1.350.0
Deferred income taxes	326.9	(21.5)	305.4
Accumulated losses	(1,214.8)	(41.7)	(1,256.5)

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses).

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrealized Losses

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of deductible temporary difference related to unrealized losses. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount.

Annual Improvements Cycle - 2014-2016

Amendments to IFRS 12 Disclosure of Interests in Other Entities: Clarification of the scope of disclosure requirements in IFRS 12

The amendments clarify that the disclosure requirements in IFRS 12, other than those in paragraphs B10—B16, apply to an entity’s interest in a subsidiary, a joint venture or an associate (or a portion of its interest in a joint venture or an associate) that is classified (or included in a disposal group that is classified) as held for sale.